Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

Long-term debt as of December 31, 2016 and 2015, consisted of the following:

(U.S. Dollars in thousands)	Vessel	December 31, 2016	December 31, 2015
$220 million loan facility	Windsor Knutsen, Bodil Knutsen, Carmen Knutsen	$180,714	$196,429
$35 million revolving credit facility	Windsor Knutsen, Bodil Knutsen, Carmen Knutsen	25,000	—
$140 million loan facility	Fortaleza Knutsen & Recife Knutsen	118,125	126,875
$117 million loan facility	Hilda Knutsen	76,871	81,797
$117 million loan facility	Torill Knutsen	78,105	83,033
$172.5 million loan facility	Dan Cisne, Dan Sabia	100,539	109,339
$77.5 million loan facility	Ingrid Knutsen	67,652	74,217
$74.5 million loan facility	Raquel Knutsen	73,643	—
$25 million Seller’s Credit and Seller’s Loan	Raquel Knutsen	25,000	—

Total long-term debt		745,649	671,690

Less: current installments		60,314	49,684
Less: unamortized deferred loan issuance costs		1,330	1,149

Current portion of long-term debt		58,984	48,535

Amounts due after one year		685,335	622,006
Less: unamortized deferred loan issuance costs		2,673	2,819
Less: $25 million Seller’s Credit and Seller’s Loan		25,000	—

Long-term debt less current installments, Seller’s Credit and Seller’s Loan and unamortized deferred loan issuance costs		$657,662	$619,187

Summary of Partnership's Outstanding Debt Repayable

The Partnership’s outstanding debt of $745.7 million as of December 31, 2016 is repayable as follows:

Year Ending December 31,	U.S. Dollars in thousands
2017	$60,314
2018	208,651
2019	291,490
2020	22,879
2021	48,479
2022- thereafter	113,836

Total	$745,649